SUPPLEMENT DATED JULY 21, 2014
to

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER AND NEW YORK KEYPORT LATITUDE

STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR, NEW YORK KEYPORT ADVISOR VISTA,
NEW YORK KEYPORT VISTA, NEW YORK KEYPORT ADVISOR CHARTER,
NEW YORK KEYPORT OPTIMA AND NEW YORK KEYPORT ADVISOR OPTIMA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
(FORMERLY KNOWN AS SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK)
KBL VARIABLE ACCOUNT A

1.	Effective immediately, Sun Life Insurance and Annuity Company of New York has changed its name to Delaware Life Insurance Company of New York.

As a result of the name change, all references throughout the Statement of Additional Information to Sun Life Insurance and Annuity Company of New York are hereby deleted and replaced by Delaware Life Insurance Company of New York and all references to Sun Life (N.Y.) are hereby deleted and replaced by Delaware Life (N.Y.).

2.	The section in the Statement of Additional Information entitled “SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK” is hereby deleted and replaced with the following:

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

Delaware Life Holdings, LLC, a limited liability company incorporated under the laws of the State of Delaware on December 12, 2012, is the indirect parent of Delaware Life (N.Y.). Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter. Messrs. Boehly and Walter ultimately control the Company through the following intervening companies: Delaware Life Insurance Company, Delaware Life Holdings, LLC, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC. The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Keyport NY (SAI) 7/2014